[LOGO]                                               MONY LIFE INSURANCE COMPANY
                                                     1290 Avenue of the Americas
                                                     New York NY 10104


                                                     Dodie Kent
                                                     Vice President and
                                                     Associate General Counsel
                                                     212-314-3970
                                                     Fax: 212-314-3959


September 8, 2008


Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   MONY Variable Account L (the "Registrant")
           Registration Nos. 333-104156 and 811-06215; 333-72590 and 811-06215;
           333-72594 and 811-06215; 333-71417 and 811-06215; 333-71617 and
           811-06215; 333-01581 and 811-06215; and 033-37719 and 811-06215
           (MONY Variable Universal Life - 2003; MONY Variable Universal Life - 2002; MONY Survivorship Variable Universal Life; MONY Custom Equity Master; MONY Custom Estate Master; The MONYEquity Master; and The Strategist; respectively.)

Commissioners:

MONY Life Insurance Company ("MONY"), on behalf of the Registrant, has sent to contract owners semi-annual reports for the period ended June 30, 2008 for the following mutual funds in which the Registrant invests:

o   AIM VARIABLE INSURANCE FUNDS - Underlying Funds:
    -  AIM V.I. Financial Services Fund
    -  AIM V.I. Global Health Care Fund
    -  AIM V.I. Technology Fund

o   AXA PREMIER VIP TRUST - Underlying Funds:
    -  AXA Aggressive Allocation Portfolio
    -  AXA Conservative Allocation Portfolio
    -  AXA Conservative-Plus Allocation Portfolio
    -  AXA Moderate Allocation Portfolio
    -  AXA Moderate-Plus Allocation Portfolio
    -  Multimanager High Yield Portfolio
    -  Multimanager Small Cap Growth Portfolio

o   DREYFUS STOCK INDEX FUND, INC.
    -  Dreyfus Stock Index Fund, Inc.

o   EQ ADVISORS TRUST - Underlying Funds:
    -  All Asset Allocation Portfolio
    -  EQ/AllianceBernstein Small Cap Growth Portfolio
    -  EQ/AllianceBernstein Value Portfolio
    -  EQ/BlackRock Basic Value Equity Portfolio
    -  EQ/Bond Index Portfolio
    -  EQ/Boston Advisors Equity Income Portfolio
    -  EQ/Calvert Socially Responsible Portfolio
    -  EQ/Capital Guardian Research Portfolio
    -  EQ/Caywood-Scholl High Yield Bond Portfolio
    -  EQ/FI Mid Cap Portfolio
    -  EQ/GAMCO Small Company Value Portfolio
    -  EQ/Government Securities Portfolio
    -  EQ/International Growth Portfolio
    -  EQ/JPMorgan Core Bond Portfolio
    -  EQ/Long Term Bond Portfolio
    -  EQ/Lord Abbett Growth and Income Portfolio
    -  EQ/Lord Abbett Mid Cap Value Portfolio
    -  EQ/Marsico Focus Portfolio
    -  EQ/Money Market Portfolio
    -  EQ/Montag & Caldwell Growth Portfolio
    -  EQ/PIMCO Real Return Portfolio
    -  EQ/Short Duration Bond Portfolio
    -  EQ/Small Company Index Portfolio
    -  EQ/T. Rowe Price Growth Stock Portfolio
    -  EQ/UBS Growth and Income Portfolio
    -  EQ/Van Kampen Emerging Markets Equity Portfolio
    -  EQ/Van Kampen Mid Cap Growth Portfolio
    -  EQ/Van Kampen Real Estate Portfolio

o   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS - Underlying Funds:
    -  Contrafund(R) Portfolio

o   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS - Underlying Funds:
    -  Franklin Income Securities Fund
    -  Franklin Rising Dividends Securities Fund
    -  Franklin Zero Coupon Fund 2010

o   JANUS ASPEN SERIES - Underlying Funds:
    -  Balanced Portfolio
    -  Forty Portfolio
    -  International Growth Portfolio
    -  Mid Cap Growth Portfolio
    -  Worldwide Growth Portfolio

o   MFS VARIABLE INSURANCE TRUST - Underlying Funds:
    -  MFS Utilities Series

o   OPPENHEIMER VARIABLE ACCOUNT FUNDS - Underlying Funds:
    -  Oppenheimer Global Securities Fund/VA

o   PIMCO VARIABLE INSURANCE TRUST - Underlying Funds:
    -  Global Bond Portfolio (Unhedged)
    -  StocksPLUS Growth & Income Portfolio

o   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - Underlying Funds:
    -  Global Value Equity Portfolio


Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,


/S/ Dodie Kent
--------------
    Dodie Kent